ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of provision
Accrued warranty-beginning of year	¥ 30,648,678	¥ 17,649,411	¥ 7,688,887
Accrual for warranties issued during the year	29,346,974	27,395,169	15,315,474
Warranty claims paid	(7,923,760)	(14,395,902)	(5,354,950)
Pre-existing warranty expired	(3,199,608)
Accrued warranty-end of year	¥ 48,872,284	¥ 30,648,678	¥ 17,649,411